Cover	12 Months Ended
Mar. 31, 2021 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--03-31
Entity File Number	000-55631
Entity Registrant Name	Zhong Yuan Bio-Technology Holdings Ltd
Entity Central Index Key	0001672886
Entity Incorporation, State or Country Code	E9
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	17,145,000